BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) shares in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies [Abstract]
Number of brands owned or licensed and marketed by reporting entity	500
Number, of the top five brands in the world, of owned and marketed nonalcoholic sparkling beverage brands	4
Number of countries where finished beverage products bearing our trademarks are sold	200
Beverage servings consumed per day, number	61,000,000,000
Beverage servings consumed per day which bears trademarks owned by or licensed by the entity, number	1,900,000,000
Advertising costs included in selling, general and administrative expenses	$ 4,000,000,000	$ 4,000,000,000	$ 4,000,000,000
Advertising and production costs recorded in prepaid expenses and other assets	$ 54,000,000	$ 95,000,000
Stock option award excluded from computation of diluted net income per share (in millions of shares) | shares	51	47	51
Investments classified as cash equivalents, maximum maturity period (in months)	3
Investments classified as short term investments maturity period, low end of the range (in months)	3
Investments classified as short term investments maturity period, high end of the range (in years)	1
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Goodwill, Trademarks and Other Intangible Assets
Finite Lived Intangible Assets, Minimum Useful Life	1 year
Finite Lived Intangible Assets, Maximum Useful Life	20 years
Property, Plant and Equipment
Cash and cash equivalents	$ 9,077,000,000	$ 6,102,000,000	$ 8,555,000,000
Depreciation expense	999,000,000	1,131,000,000	1,575,000,000
Amortization for leasehold improvements	18,000,000	19,000,000	22,000,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 9,318,000,000	6,373,000,000	8,850,000,000	$ 7,612,000,000
Buildings and improvements
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Maximum	40 years
Machinery equipment and vehicle fleet
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Maximum	20 years
Other assets
Property, Plant and Equipment
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 241,000,000	258,000,000	246,000,000
Accounting Standards Update 2016-15 [Member]
Property, Plant and Equipment
Proceeds from Life Insurance Policy		65,000,000	3,000,000
Accounting Standards Update 2016-18 [Member]
Property, Plant and Equipment
Purchases of Investments within our Insurance Captives		777,000,000	1,388,000,000
Proceeds from Disposal of Investments within our Insurance Captives		773,000,000	1,304,000,000
Disposal Group Name [Domain]
Property, Plant and Equipment
Cash, cash equivalents and short-term investments	$ 0	$ 13,000,000	$ 49,000,000